DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) $ in Millions	Dec. 31, 2021 USD ($) MMBTU GWh	Dec. 31, 2020 USD ($) MMBTU GWh
Foreign exchange
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 63,083	$ 39,284
Interest rates
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	55,899	61,111
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative, Notional Amount	$ 4,448	$ 2,081
Energy commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	35,156	27,564
Natural gas commodity instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	246,375,000	121,468,000